PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Payments to leasehold improvements	$ 0	$ 0	$ 723,000	$ 252,000	¥ 1.8
Payments to machinery equipment			0	166,000	¥ 1.2
Loss of asset disposal	66,138	175,292	172,305			$ 388,907
Depreciation	57,531	711,348	1,690,514	1,342,835		1,945,327
Goodwill impairment loss	$ 0	$ 0	$ 10,350,589